Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Tax Jurisdictions	The income tax expense differs from the amount that would have resulted from applying the US statutory income tax rates to the Company’s pre-tax income as follows:
	March 31, 2025	March 31, 2024
	US$	US$
Income before income tax expenses	5,909,713	1,873,581
US federal statutory income tax rate	21%	21%
Income tax calculated at statutory rate	1,241,040	393,452
Decrease in income tax expense resulting from:
Rate differences in various jurisdictions	22,003	(14,208)
Non-deductible expenses	8,882	7,481
Loss carried forward	(164,396)	(50,107)
Additional tax reduction related to HK two-tiered profits tax regime	(21,154)	(27,575)
Income tax expense	1,086,375	309,043